UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



 /s/ Christine M. Smyth       Milwaukee, Wisconsin       January 18, 2001
-------------------------  ------------------------  ------------------------
       (Signature)               (City/State)                 (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               55

Form 13F Information Table Value Total:     $193,258,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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

                                          Fair
                         Title           Market   Shares/
                          of              Value     PRN    SH/  Put/  Investmt   Other      Voting Authority
Name of Issuer           Class   CUSIP   (x1000)    AMT    PRN  Call  Dscretn   Managers  Sole   Share   None

Abbott Laboratories       COM  002824100   2,760   56,975               SOLE              52,300         4,675
ADC TELECOM               COM  000886101     671   37,000               SOLE              37,000
American Intl Group       COM  026874107  12,849  130,369               SOLE             121,891         8,478
Amgen                     COM  031162100   3,617   56,575               SOLE              49,450         7,125
Air Products              COM  009158106     636   15,500               SOLE               9,000         6,500
Automatic Data Processing COM  053015103   6,592  104,125               SOLE              94,350         9,775
Bristol Myers Squibb      COM  110122108   6,575   88,925               SOLE              81,850         7,075
BP Amoco ADS              COM  055622104     334    6,969               SOLE               6,969
Anheuser-Busch            COM  035229103     375    8,252               SOLE               4,652         3,600
Citigroup                 COM  172967101   3,708   72,614               SOLE              49,832        22,782
Colgate Palmolive Co.     COM  194162103     626    9,700               SOLE               4,200         5,500
Cisco Systems             COM  17275R102   4,047  105,800               SOLE              94,350        11,450
DuPont E I Nemours Co.    COM  263534109     500   10,350               SOLE               9,850           500
EMC Corp.                 COM  268648102   5,340   80,300               SOLE              73,550         6,750
Emerson Electric          COM  291011104   5,400   68,512               SOLE              60,262         8,250
Fiserv Inc.               COM  337738108   7,345  154,825               SOLE             140,775        14,050
Fifth Third Bancorp       COM  316773100   2,788   46,656               SOLE              41,257         5,399
Guidant Corp.             COM  401698105     694   12,875               SOLE               8,775         4,100
General Electric          COM  369604103  13,137  274,049               SOLE             257,899        16,150
Home Depot                COM  437076102   3,108   68,025               SOLE              60,025         8,000
Intl Business Mach        COM  459200101   1,668   19,625               SOLE              14,525         5,100
Intel Corp.               COM  458140100     995   33,110               SOLE              22,160        10,950
Illinois Tool Works       COM  452308109     265    4,450               SOLE               2,650         1,800
Johnson & Johnson         COM  478160104   6,353   60,470               SOLE              56,370         4,100
Kimberly Clark Corp.      COM  494368103   5,893   83,359               SOLE              76,334         7,025
Coca-Cola                 COM  191216100   5,922   97,180               SOLE              90,780         6,400
Kohls                     COM  500255104   7,019  115,064               SOLE             108,814         6,250
Eli Lilly & Co.           COM  532457108     649    6,975               SOLE               4,125         2,850
McDonald's                COM  580135101     928   27,300               SOLE              23,600         3,700
Medtronic                 COM  585055106  14,739  244,120               SOLE             230,170        13,950
Marshall & Ilsley         COM  571834100     320    6,300               SOLE               6,300
Minnesota Mining &
 Manufacturing            COM  604059105     265    2,200               SOLE               2,200
Molex A                   COM  608554200   4,846  190,497               SOLE             171,072        19,425
Merck                     COM  589331107   7,601   81,184               SOLE              76,819         4,365
Microsoft                 COM  594918104   4,380  100,980               SOLE              93,055         7,925
MGIC Investment Corp.     COM  552848103     234    3,475               SOLE               2,375         1,100


Nortel Networks Corp.     COM  656568102   7,254  226,234               SOLE             209,734        16,500
Northern Trust Co.        COM  665859104     718    8,800               SOLE               6,100         2,700
Pepsico                   COM  713448108     322    6,506               SOLE               6,506
Pfizer                    COM  717081103   1,513   32,900               SOLE              26,250         6,650
Procter & Gamble          COM  742718109   4,612   58,800               SOLE              52,475         6,325
Royal Dutch               COM  780257804   2,365   39,050               SOLE              38,500           550
RPM                       COM  749685103     866  101,170               SOLE             101,170
SBC Communications        COM  78387G103     511   10,703               SOLE               5,154         5,549
Schlumberger              COM  806857108   4,832   60,450               SOLE              54,400         6,050
Solectron                 COM  834182107   3,629  107,050               SOLE              84,800        22,250
State Street Corp.        COM  857477103   9,384   75,550               SOLE              71,975         3,575
Sun Microsystems          COM  866810104     680   24,400               SOLE              13,200        11,200
Target                    COM  87612E106     751   23,300               SOLE              23,300
Texas Instruments         COM  882508104     659   13,900               SOLE               8,400         5,500
Tri-Continental Corp.     COM  895436103     590   27,831               SOLE              27,831
Walgreen                  COM  931422109   1,594   38,125               SOLE              29,950         8,175
Wells Fargo               COM  949746101   6,483  116,425               SOLE             107,150         9,275
WalMart Stores            COM  931142103   1,739   32,725               SOLE              26,000         6,725
Exxon Mobil Corp.         COM  30231G102   1,577   18,137               SOLE              12,064         5,073
GRAND TOTAL:                             193,258
